PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Summary Of Property And Equipment

	June 30, 2017	December 31, 2016
	(in thousands)
OIL AND NATURAL GAS PROPERTIES
Unproved properties	$102,922	$116,311
Accumulated impairment of unproved properties	(18,893)	(65)

Unproved properties, net	84,029	116,246

Proved oil and natural gas properties	1,814,057	1,611,249
Accumulated depreciation, depletion, amortization and impairment	(1,075,588)	(1,015,333)

Proved oil and natural gas properties, net	738,469	595,916

TOTAL OIL AND NATURAL GAS PROPERTIES, net	822,498	712,162

OTHER PROPERTY AND EQUIPMENT
Land	5,339	4,730
Office furniture and equipment, vehicles	20,135	19,446
Accumulated depreciation	(15,784)	(14,445)

OTHER PROPERTY AND EQUIPMENT, net	9,690	9,731

TOTAL PROPERTY AND EQUIPMENT, net	$832,188	$721,893

Property and equipment consists of the following:

	December 31, 2016	December 31, 2015
	(in thousands)
OIL AND NATURAL GAS PROPERTIES
Unproved properties	$116,311	$127,551
Accumulated impairment	(65)	(2,684)

Unproved properties, net	116,246	124,867

Proved oil and natural gas properties	1,611,249	1,345,482
Accumulated depreciation, depletion, amortization and impairment	(1,015,333)	(944,407)

Proved oil and natural gas properties, net	595,916	401,075

TOTAL OIL AND NATURAL GAS PROPERTIES, net	712,162	525,942

OTHER PROPERTY AND EQUIPMENT
Land	4,730	3,868
Office furniture and equipment, vehicles	19,446	18,794
Accumulated depreciation	(14,445)	(11,565)

OTHER PROPERTY AND EQUIPMENT, net	9,731	11,097

TOTAL PROPERTY AND EQUIPMENT, net	$721,893	$537,039

Capitalized Exploratory Well Costs

	Year Ended December 31,
	2016	2015	2014
	(in thousands)
Balance, beginning of year	$6,006	$13,301	$20,317
Additions to capitalized well costs pending determination of proved reserves	3,736	4,364	15,870
Reclassifications to proved properties	(7,484)	(8,583)	(6,593)
Capitalized exploratory well costs charged to expense	(169)	(3,076)	(16,293)

Balance, end of year	$2,089	$6,006	$13,301